Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Issued and Outstanding Shares (Details) - RSU [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Issued and Outstanding Shares (Details) [Line Items]
Outstanding as of Jan. 01	€ 52,362	€ 50,585	€ 48,877
Capital increase			1,667
Exercise of warrants	4,329	1,376
Conversion of convertible notes	3,554
Exercise of options	107	139
Share based compensation	84	262	41
Outstanding as of Dec. 31	60,436	52,362	50,585
Treasury shares	80	80	58
Issued and outstanding as of Dec. 31	€ 60,516	€ 52,442	€ 50,642